LOANS RECEIVABLE (Movement in allowance for doubtful debts) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Receivables [Abstract]
Balance at beginning of year
Additional provision charged to expenses	$ 3,656
Write-offs
Balance at end of year	$ 3,656